Short-Term Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Short-Term Deposits
6.	Short-term deposits
Short-term deposits represent time deposits placed with banks with original maturities more than three months but less than one year. Short-term deposits balance as of December 31, 2021 and 2022 primarily consist of the following currencies:

	December 31, 202 1		December 31, 202 2
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	2,460,000	2,460,000	3,676,450	3,676,450
US$	924,125	5,891,945	767,000	5,341,848

Total		8,351,945		9,018,298